Revenue - Concentration of Credit Risk (Details) - customer	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer concentration
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage	10.00%		10.00%
Credit concentration
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage			10.00%
Revenues | Customer concentration
Concentration Risk [Line Items]
Number of customers	4	3	3		3	4
Concentration Risk Threshold Percentage	58.70%	64.90%	57.70%	55.20%
Accounts receivable, net | Credit concentration
Concentration Risk [Line Items]
Number of customers			3		2	3
Concentration Risk Threshold Percentage			68.10%		73.50%